Employee benefit obligations - Combined statement of comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Re-measurement of defined benefit obligation:
Actuarial (loss)/gain arising from changes in demographic assumptions	$ 6	$ (2)	$ (7)
Actuarial (loss)/gain arising from changes in financial assumptions	9	(51)	(55)
Actuarial gain/(loss) arising from changes in experience	5	2	(13)
Total loss (gain) on remeasurement, net defined benefit liability (asset)	20	(51)	(75)
Re-measurement of plan assets:
Actual loss/return less expected return on plan assets	8	34	34
Actuarial loss for the year on defined benefit pension schemes	28	(17)	(41)
Actuarial (loss)/gain on other long term and end of service employee benefits	5	(4)	(4)
Other comprehensive income gains (losses) on remeasurements of defined benefit plans	33	(21)	(45)
Gain (loss) on actual return on plan assets	$ 13	$ 40	$ 42